SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses
Professional services	$ 1,699	$ 869
Share based compensation	1,056	1,805
Wages and salaries related	789	664
Transaction cost	460	7,792
Insurance	457	329
Nasdaq expenses	168	1,442
Travel expenses	126	379
Office and maintenance	68	37
Depreciation and amortization	15	15
Others	10	18
Total	$ 4,848	$ 13,350